Supplement to the currently effective Statement of Additional Information for the listed portfolios:
--------------------------------------------------------------------------------

Scudder Pathway Series: Conservative Portfolio -- Class AARP and Class S Scudder Pathway Series: Growth Portfolio -- Class AARP and Class S Scudder Pathway Series: Moderate Portfolio -- Class AARP and Class S

The following replaces the performance of the Scudder Pathway Series:
Conservative Portfolio, Scudder Pathway Series: Growth Portfolio and Scudder Pathway Series: Moderate Portfolio in the Average Annual Total Return table in the "Performance" section of the Portfolios' Statement of Additional
Information:

       Average Annual Total Returns for the Period Ended August 31, 2002*

------------------------------------------- --------------------- ------------------- ------------------------
             Fund/Share Class                      1-Year               5-Year           Since Inception**
------------------------------------------- --------------------- ------------------- ------------------------
Scudder Pathway Series: Conservative
Portfolio
------------------------------------------- --------------------- ------------------- ------------------------
Class AARP***                                      -5.57%                1.22%                 2.96%
------------------------------------------- --------------------- ------------------- ------------------------
Class S                                            -5.57%                1.22%                 2.96%
------------------------------------------- --------------------- ------------------- ------------------------
Scudder Pathway Series: Growth Portfolio
------------------------------------------- --------------------- ------------------- ------------------------
Class AARP****                                    -16.39%                0.53%                 2.87%
------------------------------------------- --------------------- ------------------- ------------------------
Class S                                           -16.39%                0.53%                 2.87%
------------------------------------------- --------------------- ------------------- ------------------------
Scudder Pathway Series: Moderate Portfolio
------------------------------------------- --------------------- ------------------- ------------------------
Class AARP+                                       -10.62%                0.30%                 2.23%
------------------------------------------- --------------------- ------------------- ------------------------
Class S                                           -10.52%                0.31%                 2.24%
------------------------------------------- --------------------- ------------------- ------------------------

 * As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for each Portfolio or class will vary based on changes in market conditions and the level of each Portfolio's and class' expenses. Total returns would have been lower if the advisor had not maintained some of the underlying funds' expenses.

**       The Portfolios commenced operations on November 15, 1996.

*** On September 25, 2000, Scudder Pathway Series: Conservative Portfolio began offering Class AARP shares. Returns shown for Class AARP shares, for the periods prior to their inception, reflect the historical performance of Class S shares of Scudder Pathway Series: Conservative Portfolio.

**** On September 25, 2000, Scudder Pathway Series: Growth Portfolio began offering Class AARP shares. Returns shown for Class AARP shares, for the periods prior to their inception, reflect the historical performance of Class S shares of Scudder Pathway Series: Growth Portfolio.

+ On October 2, 2000, Scudder Pathway Series: Moderate Portfolio began offering Class AARP shares. Returns shown for Class AARP shares, for the periods prior to their inception, reflect the historical performance of Class S shares of Scudder Pathway Series: Moderate Portfolio.

May 6, 2003